Common Stock FY 2014 (Details Narrative) (USD $)	0 Months Ended			3 Months Ended		12 Months Ended
	May 21, 2014	Mar. 09, 2014	Dec. 10, 2013	Jul. 31, 2014	Jul. 31, 2013	Apr. 30, 2014	Apr. 30, 2013	Mar. 10, 2014	Dec. 09, 2013
Common stock, par value			$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock, shares authorized				4,500,000,000		4,500,000,000	4,500,000,000
Common stock, issued			107,500,000	107,500,000		107,500,000	107,500,000		2,150,000
Stock Split Ratio			50:1
Common stock, issued and outstanding prior to split							2,150,000
Common Stock, Par Share Value								$ 0.58
Common Stock, Share Issued Value				$ 107,500		$ 107,500	$ 2,150	$ 250,000
Warrants, Exercise Price	$ 0.90							$ 0.90
Warrants, Exercise Period	P2Y	P2Y
Common Stock, Fair Value						159,475	90,525
Stock payable				530,235		280,235
Proceeds from issuance of stock payable				250,000		250,000
Common Stock Obligated to Issued				93,719		431,034
Consulting Agreement
Common stock, issued				0
Stock payable						$ 30,325
Common Stock Obligated to Issued						93,719